Prepaid Expenses - Schedule of Prepaid Expenses (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Current portion
Prepaid professional service fees	$ 1,507,714	$ 0
Prepaid research and development expenses	420,000	0
Prepaid insurance	35,645	0
Non-current portion
Prepaid research and development expenses	105,000	0
Totals	$ 2,068,359	$ 0